Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 1	€ 0	€ 2	€ 1
Losses	2	2	10	4
Net gains (losses) on derecognition of financial assets at amortized cost	€ 0	€ (2)	€ (8)	€ (4)